Share-based Payments Arrangement - SENAO's Employee Stock Options Outstanding (Detail) - Senao International Co., Ltd. (SENAO) [Member]	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2019 $ / shares	Jul. 31, 2018 $ / shares	Jun. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares	Jul. 31, 2017 $ / shares	Jun. 30, 2017 $ / shares	Dec. 31, 2016 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price	$ 66.20	$ 66.20	$ 66.20	$ 70.70		$ 70.70	$ 76.10
Number of Options Outstanding	5,318,000	0			5,926,000			6,587,000
Weighted-average Remaining Contractual Life (Years)	4 months 6 days
Weighted-average Exercise Price	$ 66.20	$ 0			$ 70.70			$ 76.10
Options Exercisable Number of Options	5,318,000	0			5,926,000
Option Exercisable Weighted-average Exercise Price	$ 66.20	$ 0			$ 70.70